LONG-LIVED ASSETS (Schedule of Long-Lived Assets) (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Less: accumulated depreciation		$ (2,230)	$ 0
Useful Lives	3 years	3 years
Property, Plant and Equipment, Net	26,124	31,273	0
Machinery and equipment [Member]
Machinery and equipment		$ 33,503	$ 0
Machinery and equipment [Member] | Minimum [Member]
Useful Lives		3 years
Machinery and equipment [Member] | Maximum [Member]
Useful Lives		5 years